STOCK CAPITAL (Details 2) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	121.00%	132.00%
Risk-free interest	0.86%	0.63%
Dividend yield	0.00%	0.00%
Expected life of up to (years)	5 years 4 months 24 days	5 years 6 months
Forfeiture rate	0.00%	0.00%